UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II
(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 to June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
 SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

JPMorgan Funds

Specialty

Funds

JPMorgan U.S. Real Estate Fund

CONTENTS

President’s Letter	1
Fund Commentary:
JPMorgan U.S. Real Estate Fund	2
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	12
Notes to Financial Statements	14
Trustees	19
Officers	21
Schedule of Shareholder Expenses	23

HIGHLIGHTS

•	U.S. stocks generally positive in first half of 2006

•	Investors tried to predict interest rate hikes

•	Gross domestic product (GDP) moved sharply higher

•	Market volatility expected until interest rate picture is clearer

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
JULY 14, 2006 (Unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan U.S. Real Estate Fund for the six months ended June 30, 2006. Inside, you’ll find information detailing the performance of the Fund, along with a report from the portfolio manager.

“Despite repeated interest rate hikes and surging energy prices, the U.S. economy was surprisingly resilient.”

All Eyes on the Federal Reserve Board

While the U.S. stock market weakened late in the reporting period, overall it produced positive returns for the first half of the calendar year. The equity market kicked off 2006 with investors encouraged by overall strong economic growth and positive corporate earnings. However, the last two months were marked by increased volatility. A great deal of the driving forces behind the market’s ups and downs resulted from the actions of the Federal Open Market Committee (FOMC).

In February 2006, Ben Bernanke assumed the role of Federal Reserve (Fed) Board Chairman, replacing long-time fixture Alan Greenspan. The transition was less than smooth for investors, as they attempted to predict the FOMC’s future actions regarding interest rates. The FOMC’s statements first hinted that there may be a break from rate increases and then telegraphed additional rate hikes due to fears of rising inflation. In late June, the FOMC raised short-term rates for the 17th consecutive time, bringing the fed funds target rate to 5.25% — its highest level in more than five years.

Despite repeated interest rate hikes and surging energy prices, the U.S. economy was surprisingly resilient. After gross domestic product (GDP) fell in the fourth quarter, the economy moved sharply higher in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003.

Stocks Produce Positive Results

The broad stock market, as measured by the S&P 500 Index, returned 2.71% for the six months ended June 30, 2006. After a fast start to the year, the market took a step backwards in mid-May on fears that additional rate hikes may adversely affect the economic expansion and temper corporate profits.

Outlook

Looking ahead, the markets could continue to experience periods of volatility until the FOMC’s interest rate stance is better understood. Coinciding with its latest rate hike in June, the Fed said: “The extent and timing of any additional firming...will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.” Investors will likely be closely monitoring the economic “tea leaves” in an attempt to ascertain the FOMC’s next move.

On behalf of us all at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   1

JPMorgan U.S. Real Estate Fund

FUND COMMENTARY
AS OF JUNE 30, 2006 (Unaudited)

FUND FACTS

Fund Inception	April 23, 1997
Fiscal Year End	December 31
Net Assets as of 6/30/2006 (In Thousands)	$750,712
Primary Benchmark	Dow Jones Wilshire Real Estate Securities Index

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan U.S. Real Estate Fund, which seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities,* generated a 16.14% total return (Class A Shares, no sales charge) for the six months ended June 30, 2006, compared with its benchmark, the Dow Jones Wilshire Real Estate Securities Index, which returned 14.07%.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	Real estate stocks overall continued to generate strong returns through the first half of 2006. The sector capitalized on a healthy U.S. economy, increasing rent and occupancy levels, generally modest levels of new construction and broadly based investment demand for real estate assets. Investors gained added conviction from a continuing wave of real estate investment trust (REIT) merger-and-acquisition transactions, with announcements totaling $26.6 billion in the first half.

The Fund’s healthy outperformance of its benchmark through June was driven by strong stock selection in the office, multifamily and lodging sectors, with key investments in SL Green Realty, Trizec Properties, AvalonBay Communities, Starwood Hotels, Archstone Smith and Camden Property. These positive drivers were fractionally offset be weaker-performing investments in the mall and industrial sectors, including Macerich Company, Simon Property Group and AMB Property.

Q:	HOW WAS THE FUND MANAGED?

A:	The Fund continues to emphasize stock selection driven by high-conviction research. This has resulted in a current focus on companies and property types with a more cyclical orientation associated with shorter lease terms (e.g., multifamily, lodging and self-storage) in strong infill markets and locations that we believe have value enhancement potential and a real inflation hedge over the longer term.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO**

1.	Prologis REIT	7.4%
2.	Starwood Hotels & Resorts Worldwide, Inc.	6.4
3.	AvalonBay Communities, Inc. REIT	6.3
4.	Equity Office Properties Trust REIT	5.7
5.	Simon Property Group, Inc. REIT	5.1
6.	Equity Residential REIT	4.9
7.	Archstone-Smith Trust REIT	4.9
8.	Mack-Cali Realty Corp. REIT	4.6
9.	Corporate Office Properties Trust REIT	4.4
10.	Reckson Associates Realty Corp. REIT	4.4

PORTFOLIO COMPOSITION**

Common Stocks	97.9%
Investment Companies	2.1

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	Percentages indicated are based upon net assets as of June 30, 2006. The portfolio’s composition is subject to change.

GEOGRAPHIC DIVERSIFICATION

	JPMorgan U.S. Real Estate Fund (a)	NCREIF (b)
East	49.0%	32.8%
Northeast	35.5	19.3
Mideast	13.5	13.5
West	26.0	34.9
Pacific	20.2	29.2
Mountain	5.8	5.7
South	15.1	21.1
Southeast	9.8	12.2
Southwest	5.3	8.9
Midwest	6.4	11.2
East North Central	5.4	8.8
West North Central	1.0	2.4
Non-U.S.	3.5	0.0

(a)	Percentages indicated are based upon net assets as of June 30, 2006. The portfolio’s composition is subject to change.

(b)	The National Council of Real Estate Investment Fiduciaries.

2   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2006

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	4/23/97
Without Sales Charge		26.77%	20.34%	16.66%
With Sales Charge*		20.11	19.05	15.97
CLASS C SHARES	2/19/05
Without CDSC		26.16	20.18	16.58
With CDSC**		25.16	20.18	16.58
R CLASS	5/15/06	27.31	20.47	16.72
SELECT CLASS	1/19/05	27.19	20.44	16.71

*	Sales Charge for Class A Shares is 5.25%

**	Assumes a 1% CDSC (contingent deferred sales charge) for one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (4/23/97 TO 6/30/06)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on April 23, 1997.

Returns for the Select Class Shares prior to its inception are based on the performance of the Class A Shares, the original class offered.

Returns for the Class C Shares prior to its inception are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares. During this period, the actual returns of Class C would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

Returns for the R Class Shares prior to its inception are based on the performance of the Select Class Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Real Estate Fund, Dow Jones Wilshire Real Estate Securities Index and the NAREIT Equity Index. The performance of the JPMorgan U.S. Real Estate Fund assumes reinvestment of all dividends and includes a sales charge. The performance of the indices does not include expenses or a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Dow Jones Wilshire Real Estate Securities Index is an unmanaged, broad based, market capitalization-weighted index comprised of publicly traded REITs and real estate operating companies, not including special purpose or healthcare REITs. It is comprised of major companies engaged in the equity ownership and operation of commercial real estate. The NAREIT Equity Index is an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% or more of their gross invested book assets invested in the equity ownership of real estate. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund’s fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   3

JPMorgan U.S. Real Estate Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2006 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 97.9%
	Common Stocks — 97.9%
	Hotels — 11.7%
1,202	Host Hotels & Resorts, Inc. REIT	26,298
792	Starwood Hotels & Resorts Worldwide, Inc.	47,807
659	Strategic Hotels & Resorts, Inc. REIT	13,657
		87,762
	Industrial — 7.4%
1,063	Prologis REIT	55,388
	Multifamily — 27.0%
494	Apartment Investment & Management Co. REIT	21,451
719	Archstone-Smith Trust REIT	36,570
427	AvalonBay Communities, Inc. REIT	47,235
423	Camden Property Trust REIT	31,119
819	Equity Residential REIT	36,612
660	Post Properties, Inc. REIT	29,943
		202,930
	Office — 30.5%
351	Boston Properties, Inc. REIT	31,721
829	Brandywine Realty Trust REIT	26,656
790	Corporate Office Properties Trust REIT	33,235
1,177	Equity Office Properties Trust REIT	42,961
748	Mack-Cali Realty Corp. REIT	34,344
800	Reckson Associates Realty Corp. REIT	33,087
245	SL Green Realty Corp. REIT	26,853
		228,857
	Regional Malls — 10.7%
396	Macerich Co. (The) REIT	27,792
463	Simon Property Group, Inc. REIT	38,368
337	Taubman Centers, Inc. REIT	13,779
		79,939
	Shopping Centers — 3.5%
376	Federal Realty Investment Trust REIT	26,348
	Storage — 7.1%
1,150	Extra Space Storage, Inc. REIT	18,676
177	Public Storage, Inc. REIT	13,450
339	Shurgard Storage Centers, Inc. REIT	21,213
		53,339
	Total Common Stocks (Cost $548,794)	734,563
Short-Term Investment — 2.1%
	Investment Company — 2.1%
15,798	JPMorgan Prime Money Market Fund (b) (Cost $15,798)	15,798
	Total Investments — 100.0% (Cost $564,592)	750,361
	Other Assets In Excess of Liabilities — 0.0% (g)	351
	NET ASSETS — 100.0%	$750,712

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	— Amount rounds to less than 0.1%.

REIT	— Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.

4   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2006

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2006 (Unaudited)

(Amount in thousands, except per share amounts)

U.S. Real Estate Fund
ASSETS:
Investments in non-affiliates, at value	$734,563
Investments in affiliates, at value	15,798
Total investment securities, at value	750,361
Fund shares sold	3,088
Interest and dividends	3,005
Total Assets	756,454

LIABILITIES:
Payables:
Dividends	2,532
Investment securities purchased	1,858
Fund shares redeemed	636
Accrued liabilities:
Investment advisory fees	355
Administration fees	67
Shareholder servicing fees	127
Distribution fees	77
Custodian and accounting fees	1
Trustees’ and Officers’ fees	2
Other	87
Total Liabilities	5,742
Net Assets	$750,712

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   5

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2006 (Unaudited) (continued)

(Amount in thousands, except per share amounts)

U.S. Real Estate Fund
NET ASSETS:
Paid in capital	$492,781
Accumulated undistributed (distributions in excess of) net investment income	(2,900)
Accumulated net realized gains (losses)	75,062
Net unrealized appreciation (depreciation)	185,769
Total Net Assets	$750,712

Net Assets:
Class A	$371,046
Class C	5,330
R Class	8,231
Select Class	366,105
Total	$750,712

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	16,785
Class C	242
R Class	372
Select Class	16,550

Net Asset Value:
Class A — Redemption price per share	$22.11
Class C — Offering price per share (a)	22.02
R Class — Offering and redemption price per share	22.13
Select Class — Offering and redemption price per share	22.12
Class A maximum sales charge	5.25%
Class A maximum public offering price per share (net asset value per share/100% – maximum sales charge)	$23.34

Cost of investments	$564,592

(a) Redemption price for Class C shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

6   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2006

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (Unaudited)

(Amounts in thousands)

U.S. Real Estate Fund
INVESTMENT INCOME:
Dividend income	$6,777
Dividend income from affiliates (a)	396
Foreign taxes withheld	(4)
Total Investment Income	7,169

EXPENSES:
Investment advisory fees	2,002
Administration fees	340
Distribution fees:
Class A	430
Class C	11
Shareholder servicing fees:
Class A	430
Class C	4
R Class	— (b)
Select Class	400
Custodian and accounting fees	14
Professional fees	32
Trustees’ and Officers’ fees	1
Printing and mailing costs	57
Registration and filing fees	33
Transfer agent fees	122
Other	4
Total Expenses	3,880
Less amounts waived	(336)
Net expenses	3,544
Net Investment Income (Loss)	3,625

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	74,387
Change in net unrealized appreciation (depreciation) of investments	19,850
Net realized/unrealized gains (losses)	94,237
Change in net assets resulting from operations	$97,862

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. See Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   7

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	U.S. Real Estate Fund
	Six Months Ended 6/30/2006 (Unaudited)	Year Ended 12/31/2005 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,625	$7,021
Net realized gain (loss)	74,387	29,679
Change in net unrealized appreciation (depreciation)	19,850	50,625
Change in net assets resulting from operations	97,862	87,325

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,123)	(3,585)
From net realized gains	—	(18,845)
Class C (b)
From net investment income	(32)	(6)
From net realized gains	—	(41)
R Class (c)
From net investment income	(53)	—
Select Class (d)
From net investment income	(3,410)	(3,300)
From net realized gains	—	(15,402)
Total distributions to shareholders	(6,618)	(41,179)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	78,414	175,826

NET ASSETS:
Change in net assets	169,658	221,972
Beginning of period	581,054	359,082
End of period	$750,712	$581,054
Accumulated undistributed (distributions in excess of) net investment income	$(2,900)	$93

(a)	Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. Changes in net assets for periods prior to February 19, 2005 represent those of the Security Capital U.S. Real Estate Shares.

(b)	Class C commenced operations on February 19, 2005.

(c)	R Class commenced operations on May 15, 2006.

(d)	Select Class commenced operations on January 19, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2006

	U.S. Real Estate Fund
	Six Months Ended 6/30/2006 (Unaudited)	Year Ended 12/31/2005 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$56,065	$73,326
Dividends reinvested	2,564	18,585
Cost of shares redeemed	(44,998)	(160,343)
Change in net assets from Class A capital transactions	$13,631	$(68,432)

Class C (b)
Proceeds from shares issued	$4,014	$1,128
Dividends reinvested	29	44
Cost of shares redeemed	(117)	(119)
Change in net assets from Class C capital transactions	$3,926	$1,053

R Class (c)
Proceeds from shares issued	$7,903	$—
Dividends reinvested	53	—
Cost of shares redeemed	(2)	—
Change in net assets from R Class capital transactions	$7,954	$—

Select Class (d)
Proceeds from shares issued	$90,399	$275,520
Dividends reinvested	75	3,437
Cost of shares redeemed	(37,571)	(35,752)
Change in net assets from Select Class capital transactions	$52,903	$243,205

(a)	Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. Changes in net assets for periods prior to February 19, 2005 represent those of the Security Capital U.S. Real Estate Shares.

(b)	Class C commenced operations on February 19, 2005.

(c)	R Class commenced operations on May 15, 2006.

(d)	Select Class commenced operations on January 19, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   9

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Real Estate Fund
	Six Months Ended 6/30/2006 (Unaudited)	Year Ended 12/31/2005 (a)

SHARE TRANSACTIONS:
Class A
Issued	2,632	4,061
Reinvested	116	988
Redeemed	(2,138)	(9,025)
Change in Class A Shares	610	(3,976)

Class C (b)
Issued	191	60
Reinvested	1	2
Redeemed	(6)	(6)
Change in Class C Shares	186	56

R Class (c)
Issued	370	—
Reinvested	2	—
Redeemed	— (e)	—
Change in R Class Shares	372	—

Select Class (d)
Issued	4,269	15,697
Reinvested	3	179
Redeemed	(1,758)	(1,840)
Change in Select Class Shares	2,514	14,036

(a)	Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. Changes in shares for periods prior to February 19, 2005 represent those of the Security Capital U.S. Real Estate Shares.

(b)	Class C commenced operations on February 19, 2005.

(c)	R Class commenced operations on May 15, 2006.

(d)	Select Class commenced operations on January 19, 2005.

(e)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2006

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   11

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains
U.S. Real Estate Fund (Class A) (d)
Six Months Ended June 30, 2006 (Unaudited)	$19.19	$0.10		$3.01	$3.11	$(0.19)	$—
Year Ended December 31, 2005	17.82	0.21	(f)	2.56	2.77	(0.22)	(1.18)
Year Ended December 31, 2004	14.46	0.28		4.96	5.24	(0.28)	(1.60)
Year Ended December 31, 2003	11.27	0.33		3.53	3.86	(0.33)	(0.34)
Year Ended December 31, 2002	12.16	0.40		(0.43)	(0.03)	(0.40)	(0.37)
Year Ended December 31, 2001	12.14	0.57		0.26	0.83	(0.57)	(0.24)

U.S. Real Estate Fund (Class C)
Six Months Ended June 30, 2006 (Unaudited)	19.13	0.10		2.95	3.05	(0.16)	—
February 19, 2005 (e) through December 31, 2005	17.08	0.24	(f)	3.18	3.42	(0.19)	(1.18)

U.S. Real Estate Fund (R Class)
May 15, 2006 (e) to June 30, 2006 (Unaudited)	21.33	0.06		0.88	0.94	(0.14)	—

U.S. Real Estate Fund (Select Class) (d)
Six Months Ended June 30, 2006 (Unaudited)	19.20	0.12		3.01	3.13	(0.21)	—
January 19, 2005 (e) through December 31, 2005	17.04	0.31	(f)	3.29	3.60	(0.26)	(1.18)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. The financial highlights for periods prior to February 19, 2005, represent the Security Capital U.S. Real Estate Shares.

(e)	Commencement of operations.

(f)	Calculated based upon average shares outstanding.

(g)	Due to the size of net assets, ratio may appear disproportionate to other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2006

				Ratios/Supplemental data
					Ratios to average net assets (a)
Return of capital	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—	$(0.19)	$22.11	16.19%	$371,046	1.18%	0.94%		1.28%	43%
—	(1.40)	19.19	15.77	310,460	1.21	1.20		1.30	27
—	(1.88)	17.82	36.83	359,082	1.31	1.74		1.31	49
—	(0.67)	14.46	35.01	298,358	1.18	2.59		1.18	67
(0.09)	(0.86)	11.27	(0.43)	205,210	1.21	3.41		1.21	75
—	(0.81)	12.16	7.04	160,635	1.24	4.96		1.24	91

—	(0.16)	22.02	15.94	5,330	1.68	0.89		1.78	43
—	(1.37)	19.13	20.27	1,063	1.68	1.47		1.79	27

—	(0.14)	22.13	4.43	8,231	0.73	14.61	(g)	0.81	43

—	(0.21)	22.12	16.32	366,105	0.93	1.23		1.03	43
—	(1.44)	19.20	21.40	269,531	0.93	1.78		1.04	27

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   13

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2006 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II”) (the “Trust”) was formed on November 12, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust covered by this report:

Classes Offered
U.S. Real Estate Fund	Class A, Class C, R Class and Select Class

Prior to February 19, 2005, JPMorgan U.S. Real Estate Fund (the “Fund”) was a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Inc., an open-end investment company established as a Maryland corporation and offered Class I and Class S. Class S was renamed Class A, Class I was launched on January 19, 2005 and later renamed Select Class on February 19, 2005, and Class C was launched on February 19, 2005. R Class Shares were launched on May 15, 2006.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge. No sales charges are assessed with respect to the R Class and Select Class Shares. All classes of Shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to contingent deferred sales charges as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in 61 days or less), and municipal securities are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in 61 days or less are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Fund applies fair value pricing on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund’s adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Fund first learns of the dividend.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its/their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

C.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of

14   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2006

net assets of each class at the beginning of each day. Expenses directly attributable to the Fund are charged directly to the Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

D.  Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

E.  Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

F.  Distribution to Shareholders — Dividends from net investment income are declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

G. New Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109“ (the ”Interpretation“). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, Security Capital Research & Management Incorporated (the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a direct wholly-owned subsidiary of JPMorgan Investment Advisors Inc., which is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets at an annual fee rate of 0.60%.

The Fund may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administrative and shareholder servicing fees are waived and/or reimbursed from the Fund in an amount sufficient to offset any doubling up of these fees related to the Fund’s investment in an affiliated money market fund to the extent required by law.

The amount of these waivers/reimbursements from the money market funds for the six months ended June 30, 2006 were $16 (in thousands).

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Funds Complex (excluding the funds of funds and money market funds) and 0.075% of the average daily net asset in excess of $25 billion of all such funds.

From January 24, 2005 through February 19, 2005, the Administrator provided services for a fee that was computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the “Investor Funds”) and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the “Institutional Money Market Funds”)); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

Prior to January 24, 2005, the Advisor also served as the Fund’s Administrator. The fee was calculated daily and paid monthly at an annual rate of 0.02% of the Fund’s average daily net assets.

The Administrator waived and/or reimbursed Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the Sub-administrator“). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   15

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2006 (Unaudited) (continued)

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Trustees have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges (“CDSC”) from the redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended June 30, 2006, the Distributor received the following amounts (in thousands):

Front End Sales Charge	CDSC
$166	$1

D.  Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	R Class	Select Class
0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived and/or reimbursed Shareholder Servicing Fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts is presented as interest expense in the Statement of Operations.

F.  Waivers and Reimbursements — The Administrator and Distributor have contractually agreed to waive fees or reimburse the Fund to the extent that total annual operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	R Class	Select Class
1.18%	1.68%	0.73%	0.93%

The contractual expense limitation agreements were in effect for the six months ended June 30, 2006. The expense limitation percentages in the table above are in place until at least April 30, 2007.

For the six months ended June 30, 2006, the Fund’s service providers waived fees and contractually reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Administration	Shareholder Servicing	Total
$83	$253	$336

G.  Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Officers’ Fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

16   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2006

During the period, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party brokers/dealers. For the period ended June 30, 2006, the Fund did not incur any brokerage commission with brokers/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended June 30, 2006, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$356,675	$281,197

During the six months ended June 30, 2006, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2006, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$564,592	$187,743	$(1,974)	$185,769

6. Borrowings

The Fund relies upon an exemptive order (”Order“) permitting the establishment and operation of an Interfund Lending Facility (”Facility“). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied by the Fund because it is an investment company in the same ”group of investment companies“ (as defined in Section 12 (d)(1)(G) of the Investment Company Act of 1940).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 21, 2006.

The Fund had no borrowings outstanding at June 30, 2006, or at any time during the six months ended.

7. Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

From time to time, the Fund’s investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Fund’s outstanding shares. Investment activities on behalf of these shareholders could impact the Fund.

Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   17

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2006 (Unaudited) (continued)

8. Business Combinations

On September 8, 2004, the Board of Directors approved the Agreement and Plan of Reorganization (the “Reorganization”) of the Security Capital U.S. Real Estate Shares with and into the One Group Real Estate Fund, a registered fund that had not commenced operations. Shareholders of the Security Capital U.S. Real Estate Shares as of the record date, October 27, 2004, approved the Reorganization at a special meeting of shareholders held on January 20, 2005, and adjourned and reconvened on February 3, 2005. The merger was effective after the close of business on February 18, 2005. The One Group Real Estate Fund (the “Acquiring Fund” which was renamed JPMorgan U.S. Real Estate Fund as of February 19, 2005) acquired all of the assets and liabilities of the Security Capital U.S. Real Estate Shares. The merger transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Reorganization, shareholders of the Security Capital U.S. Real Estate Shares received a number of shares of the corresponding class in the Acquiring Fund with a value equal to their holdings in the Security Capital U.S. Real Estate Shares as of the close of business on the date of the Reorganization.

18   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2006

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	120	None.
Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	120	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	120	Director, Cardinal Health, Inc (CAH) (1994–present); Chairman, The Columbus Association for the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor of the City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	120
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust)
(2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	120	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2002–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	120	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	120	Trustee, Mather LifeWays (1994–present); Trustee, Carleton College (2003–present).
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	120	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   19

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees (continued)
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	120	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	120	Trustee, Morgan Stanley Funds (198 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	120	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	120	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989–1998); President & Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	120
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex which the Board of Trustees currently oversees includes eight registered investment companies (120 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

20   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2006

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President since 2005
Managing Director, JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President since 2005*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer since 2005
Managing Director, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc. from 1996–2001, an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer since 2005*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer since 2005
Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer since 2005
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary since 2005
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary since 2005*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary since 2005*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary since 2005*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Michael C. Raczynski (1975), Assistant Secretary since 2006	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2006; Associate, Stroock & Stroock & Lavan LLP from 2001 to 2006.
Ellen W. O’Brien (1957), Assistant Secretary since 2005**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   21

OFFICERS
(Unaudited) (continued)

Name (Year of Birth), Positions Held with the Trust	Principal Occupations During Past 5 Years
Suzanne E. Cioffi (1967), Assistant Treasurer since 2005
Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Arthur A. Jensen (1966), Assistant Treasurer since 2005*
Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

22   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2006

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
June 30, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period January 1 to June 30, 2006	Annualized Expense Ratio
U.S. Real Estate Fund
Class A
Actual*	$1,000.00	$1,161.90	$6.33	1.18%
Hypothetical*	1,000.00	1,018.94	5.91	1.18
Class C
Actual*	1,000.00	1,159.40	8.99	1.68
Hypothetical*	1,000.00	1,016.46	8.40	1.68
R Class
Actual**	1,000.00	1,044.30	0.94	0.73
Hypothetical*	1,000.00	1,021.17	3.66	0.73
Select Class
Actual*	1,000.00	1,163.20	4.99	0.93
Hypothetical*	1,000.00	1,020.18	4.66	0.93

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 47/365 (to reflect the actual period).

JUNE 30, 2006        JPMORGAN SPECIALTY FUNDS   23

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2006 All rights reserved. June 2006.	SAN-USRE-606

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ George C.W. Gatch

George C.W. Gatch

President and Principal Executive Officer

September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C.W. Gatch

George C.W. Gatch

President and Principal Executive Officer

September 7, 2006

By:	/s/ Arthur A. Jensen

Arthur A. Jensen

Assistant Treasurer and Principal Financial Officer

September 7, 2006